Reinsurance	12 Months Ended
Dec. 31, 2015
Reinsurance Disclosures [Abstract]
Reinsurance
6. Reinsurance
The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by third parties. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.
Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.
U.S.
For its Group Benefits business, the Company generally retains most of the risk and only cedes particular risk on certain client arrangements. The majority of the Company’s reinsurance activity within this segment relates to client agreements for the employer sponsored captive programs, risk-sharing agreements and multinational pooling.
The Company, through its Property & Casualty business, purchases reinsurance to manage its exposure to large losses (primarily catastrophe losses) and to protect statutory surplus. The Company cedes losses and premiums based upon the exposure of the policies subject to reinsurance. To manage exposure to large property & casualty losses, the Company purchases property catastrophe, casualty and property per risk excess of loss reinsurance protection.
The Company’s Retirement and Income Solutions business has periodically engaged in reinsurance activities on an opportunistic basis. There were no such transactions during the periods presented.
Asia, Latin America and EMEA
For certain life insurance products, the Company currently reinsures risks in excess of $5 million to external reinsurers on a yearly renewable term basis. The Company may also reinsure certain risks with external reinsurers depending upon the nature of the risk and local regulatory requirements. For selected large corporate clients, the Company reinsures group employee benefits or credit insurance business with various client-affiliated reinsurance companies, covering policies issued to the employees or customers of the clients. Additionally, the Company cedes and assumes risk with other insurance companies when either company requires a business partner with the appropriate local licensing to issue certain types of policies in certain countries. In these cases, the assuming company typically underwrites the risks, develops the products and assumes most or all of the risk. The Company also has reinsurance agreements in force that reinsure a portion of the living and death benefit guarantees issued in connection with variable annuity products. Under these agreements, the Company pays reinsurance fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.
MetLife Holdings
For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.
For annuities, the Company assumes 90% of the fixed annuities issued by certain affiliates. The Company also reinsures 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued since 2004 to an affiliate and portions of the living and death benefit guarantees issued in connection with variable annuities issued prior to 2004 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fee associated with the guarantees collected from policyholders, and receive reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of certain variable annuity risks issued by an affiliate. In addition, the Company has a reinsurance agreement in-force to reinsure the living and death benefit guarantees issued in connection with certain variable annuity products. Under this agreement, the Company receives reinsurance fees associated with the guarantees collected from policyholders, and provides reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.
Brighthouse Financial
For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsure up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of the risk associated with certain whole life, level premium term life and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.
For annuities, the Company currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receive reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.
The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off long-term care and workers’ compensation business written by MetLife USA.
Catastrophe Coverage
The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company’s results of operations. For the U.S., the Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks. Currently, for Asia, Latin America and EMEA, the Company purchases catastrophe coverage to insure risks within certain countries deemed by management to be exposed to the greatest catastrophic risks.
Reinsurance Recoverables
The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2015 and 2014, were not significant.
The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.1 billion and $5.9 billion of unsecured reinsurance recoverable balances at December 31, 2015 and 2014, respectively.
At December 31, 2015, the Company had $15.3 billion of net ceded reinsurance recoverables. Of this total, $10.8 billion, or 71%, were with the Company’s five largest ceded reinsurers, including $2.3 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2014, the Company had $14.9 billion of net ceded reinsurance recoverables. Of this total, $10.8 billion, or 73%, were with the Company’s five largest ceded reinsurers, including $2.6 billion of net ceded reinsurance recoverables which were unsecured.
The Company has reinsured with an unaffiliated third-party reinsurer, 59.25% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.
The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Premiums
Direct premiums	$39,516	$40,049	$38,476
Reinsurance assumed	1,454	1,472	1,472
Reinsurance ceded	(2,425)	(2,454)	(2,274)
Net premiums	$38,545	$39,067	$37,674
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees	$10,424	$10,768	$10,197
Reinsurance assumed	105	126	139
Reinsurance ceded	(1,022)	(948)	(885)
Net universal life and investment-type product policy fees	$9,507	$9,946	$9,451
Policyholder benefits and claims
Direct policyholder benefits and claims	$41,233	$41,573	$40,211
Reinsurance assumed	1,023	962	1,047
Reinsurance ceded	(3,542)	(3,433)	(3,151)
Net policyholder benefits and claims	$38,714	$39,102	$38,107
Other expenses
Direct other expenses	$16,968	$17,334	$16,712
Reinsurance assumed	130	165	147
Reinsurance ceded	(329)	(408)	(257)
Net other expenses	$16,769	$17,091	$16,602

The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

	December 31,
	2015				2014
	Direct	Assumed	Ceded	Total Balance Sheet	Direct	Assumed	Ceded	Total Balance Sheet
	(In millions)
Assets
Premiums, reinsurance and other receivables	$6,044	$555	$16,103	$22,702	$6,111	$491	$15,642	$22,244
Deferred policy acquisition costs and value of business acquired	24,490	120	(480)	24,130	24,807	112	(477)	24,442
Total assets	$30,534	$675	$15,623	$46,832	$30,918	$603	$15,165	$46,686
Liabilities
Future policy benefits	$189,817	$2,062	$—	$191,879	$187,562	$2,024	$—	$189,586
Policyholder account balances	201,748	975	(1)	202,722	208,307	989	(2)	209,294
Other policy-related balances	13,939	310	6	14,255	14,131	285	6	14,422
Other liabilities	19,800	472	3,289	23,561	20,752	481	3,204	24,437
Total liabilities	$425,304	$3,819	$3,294	$432,417	$430,752	$3,779	$3,208	$437,739
Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $2.3 billion at both December 31, 2015 and 2014. The deposit liabilities on reinsurance were $33 million and $35 million at December 31, 2015 and 2014, respectively.